Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2019
The Strategic Alliance Corp [Member]
Related Party Transaction [Line Items]
Private placement offering amount		$ 4,100,000
Revenue from private placement		$ 202,250
Executive Officers and Directors [Member]
Related Party Transaction [Line Items]
Unused lines of credit	$ 2,900,000		$ 1,300,000
Deposits for related party	30,500,000		12,700,000
Subordinated debt	1,300,000		1,100,000
Non-cumulative, perpetual preferred stock issued	1,200,000		$ 1,200,000
Vehicles [Member] | Executive Officers and Directors [Member]
Related Party Transaction [Line Items]
Purchases from related party	$ 227,000